LONG-TERM INVESTMENTS	12 Months Ended
Dec. 31, 2014
LONG-TERM INVESTMENTS [Abstract]
LONG-TERM INVESTMENTS
NOTE 7	-	LONG-TERM INVESTMENTS
Long-term investments consist of the following:
	As of December 31,
	2014	2013
Severance pay funds (see Note 15)	$10,214	$12,522
Others	1,682	1,972
	$11,896	$14,494